February 27, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Large Cap Series Funds, Inc.
Post-Effective Amendment No. 8 to the Registration
Statement on Form N-1A (Securities Act File
No. 333-89389, Investment Company Act File No. 811-09637)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
Large Cap Series Funds, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 8 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 8 to
the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on February 24, 2006.

Sincerely,

Merrill Lynch Large Cap Series Funds, Inc.


/s/Alice A. Pellegrino

Alice A. Pellegrino
Secretary of the Fund